AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 95.8%
Common Stocks — 92.9%
Aerospace & Defense — 1.5%
AAR Corp.	34,922	$620,215
Aerojet Rocketdyne Holdings, Inc.*	71,713	2,999,755
BWX Technologies, Inc.	19,220	936,206
Curtiss-Wright Corp.	24,264	2,242,236
Ducommun, Inc.*	26,200	651,070
		7,449,482
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.*	50,031	914,567
Hub Group, Inc. (Class A Stock)*	16,062	730,339
		1,644,906
Airlines — 0.3%
SkyWest, Inc.	56,024	1,467,269
Auto Components — 0.5%
Dorman Products, Inc.*	6,596	364,561
Tenneco, Inc. (Class A Stock)(a)	34,397	123,829
Visteon Corp.*	45,617	2,188,704
		2,677,094
Banks — 17.9%
Amalgamated Bank (Class A Stock)	44,161	477,822
Ameris Bancorp	142,645	3,389,245
Atlantic Union Bankshares Corp.	142,483	3,120,378
BancorpSouth Bank	164,665	3,115,462
Bank of Hawaii Corp.	14,082	777,890
Banner Corp.	101,341	3,348,307
Brookline Bancorp, Inc.	163,998	1,849,897
Bryn Mawr Bank Corp.	43,277	1,228,201
CenterState Bank Corp.	214,139	3,689,615
Columbia Banking System, Inc.	164,636	4,412,245
Community Bank System, Inc.(a)	78,474	4,614,271
ConnectOne Bancorp, Inc.	108,769	1,461,855
CVB Financial Corp.	269,059	5,394,633
FB Financial Corp.(a)	106,102	2,092,331
First Financial Bankshares, Inc.(a)	145,837	3,914,265
First Merchants Corp.(a)	137,033	3,630,004
First Midwest Bancorp, Inc.	147,306	1,949,595
First of Long Island Corp. (The)	26,098	452,800
Flushing Financial Corp.	16,983	226,893
German American Bancorp, Inc.	52,192	1,432,670
Glacier Bancorp, Inc.(a)	157,628	5,360,140
Great Western Bancorp, Inc.	114,618	2,347,377
Heritage Financial Corp.	87,084	1,741,680
Home BancShares, Inc.	111,243	1,333,804
Independent Bank Corp.	71,419	4,597,241
Lakeland Financial Corp.	82,745	3,040,879
Pacific Premier Bancorp, Inc.	96,342	1,815,083
Pinnacle Financial Partners, Inc.	54,122	2,031,740
Prosperity Bancshares, Inc.	20,355	982,129
Renasant Corp.	160,375	3,502,590
Sandy Spring Bancorp, Inc.	47,002	1,064,125
South State Corp.	35,286	2,072,347
Towne Bank	78,765	1,424,859
TriCo Bancshares	74,391	2,218,340
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
United Community Banks, Inc.	206,311	$3,777,554
		87,888,267
Biotechnology — 0.5%
Emergent BioSolutions, Inc.*	43,473	2,515,348
Building Products — 0.8%
American Woodmark Corp.*	5,437	247,764
Gibraltar Industries, Inc.*	35,921	1,541,729
Griffon Corp.	92,139	1,165,558
Patrick Industries, Inc.	31,554	888,561
		3,843,612
Capital Markets — 2.0%
Hamilton Lane, Inc. (Class A Stock)	26,334	1,456,534
Houlihan Lokey, Inc.	52,962	2,760,379
PJT Partners, Inc. (Class A Stock)	32,232	1,398,546
Stifel Financial Corp.	89,377	3,689,483
Virtu Financial, Inc. (Class A Stock)(a)	33,920	706,214
		10,011,156
Chemicals — 1.0%
HB Fuller Co.	11,129	310,833
Innospec, Inc.	15,717	1,092,174
PolyOne Corp.	116,105	2,202,512
Quaker Chemical Corp.(a)	4,606	581,646
Stepan Co.	9,660	854,523
		5,041,688
Commercial Services & Supplies — 0.4%
ABM Industries, Inc.(a)	54,272	1,322,066
Casella Waste Systems, Inc. (Class A Stock)*	21,256	830,259
		2,152,325
Communications Equipment — 1.9%
Lumentum Holdings, Inc.*(a)	61,604	4,540,215
NetScout Systems, Inc.*(a)	92,887	2,198,635
Viavi Solutions, Inc.*	209,708	2,350,827
		9,089,677
Construction & Engineering — 0.5%
EMCOR Group, Inc.	42,943	2,633,265
Construction Materials — 0.2%
Summit Materials, Inc. (Class A Stock)*	73,214	1,098,210
Consumer Finance — 0.4%
FirstCash, Inc.	23,306	1,671,972
Oportun Financial Corp.*(a)	35,223	371,603
		2,043,575
Containers & Packaging — 0.5%
Graphic Packaging Holding Co.	194,041	2,367,300
Diversified Consumer Services — 0.7%
Chegg, Inc.*	50,643	1,812,007
A1

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services (cont’d.)
Laureate Education, Inc. (Class A Stock)*(a)	141,297	$1,485,031
		3,297,038
Diversified Financial Services — 0.1%
Alerus Financial Corp.	23,468	387,691
Electric Utilities — 4.4%
ALLETE, Inc.	88,466	5,368,117
IDACORP, Inc.	38,337	3,365,605
MGE Energy, Inc.	3,862	252,845
PNM Resources, Inc.(a)	145,443	5,526,834
Portland General Electric Co.	150,006	7,191,288
		21,704,689
Electrical Equipment — 0.4%
nVent Electric PLC	105,424	1,778,503
Electronic Equipment, Instruments & Components — 2.8%
Anixter International, Inc.*	20,720	1,820,666
CTS Corp.	71,554	1,780,979
FARO Technologies, Inc.*	36,915	1,642,717
Knowles Corp.*	137,102	1,834,425
SYNNEX Corp.	36,036	2,634,232
TTM Technologies, Inc.*	217,703	2,251,049
Vishay Intertechnology, Inc.(a)	112,148	1,616,053
		13,580,121
Energy Equipment & Services — 0.4%
Apergy Corp.*(a)	122,034	701,695
Cactus, Inc. (Class A Stock)	97,131	1,126,720
		1,828,415
Entertainment — 0.1%
Live Nation Entertainment, Inc.*	5,317	241,711
Equity Real Estate Investment Trusts (REITs) — 10.7%
Acadia Realty Trust	191,616	2,374,122
Chatham Lodging Trust	71,838	426,718
Columbia Property Trust, Inc.	200,276	2,503,450
CyrusOne, Inc.	90,068	5,561,699
Healthcare Realty Trust, Inc.	199,555	5,573,571
Hudson Pacific Properties, Inc.	101,844	2,582,764
Life Storage, Inc.	24,854	2,349,946
National Health Investors, Inc.	69,466	3,439,956
Park Hotels & Resorts, Inc.	171,262	1,354,683
Pebblebrook Hotel Trust(a)	230,642	2,511,691
Physicians Realty Trust	194,012	2,704,527
Preferred Apartment Communities, Inc. (Class A Stock)	95,023	682,265
PS Business Parks, Inc.	35,723	4,841,181
RLJ Lodging Trust	287,283	2,217,825
Safehold, Inc.(a)	57,084	3,609,421
STAG Industrial, Inc.	223,733	5,038,467
Terreno Realty Corp.	74,989	3,880,681
Urban Edge Properties	84,183	741,652
		52,394,619
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing — 1.0%
BJ’s Wholesale Club Holdings, Inc.*	128,819	$3,281,020
Grocery Outlet Holding Corp.*	30,121	1,034,355
Performance Food Group Co.*	3,701	91,489
Rite Aid Corp.*(a)	31,667	475,005
		4,881,869
Food Products — 1.9%
Darling Ingredients, Inc.*	70,575	1,352,923
Hostess Brands, Inc.*(a)	284,229	3,029,881
Nomad Foods Ltd. (United Kingdom)*	158,621	2,944,006
Simply Good Foods Co. (The)*	110,051	2,119,582
		9,446,392
Gas Utilities — 2.1%
Chesapeake Utilities Corp.	45,500	3,899,805
ONE Gas, Inc.	77,731	6,499,866
		10,399,671
Health Care Equipment & Supplies — 1.6%
Avanos Medical, Inc.*	94,223	2,537,426
CONMED Corp.	35,738	2,046,715
Globus Medical, Inc. (Class A Stock)*	33,351	1,418,418
Integra LifeSciences Holdings Corp.*	38,139	1,703,669
		7,706,228
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.*	88,665	1,627,003
AMN Healthcare Services, Inc.*	35,804	2,069,829
		3,696,832
Health Care Technology — 0.9%
Allscripts Healthcare Solutions, Inc.*(a)	177,623	1,250,466
HMS Holdings Corp.*	89,154	2,252,922
Vocera Communications, Inc.*(a)	42,821	909,518
		4,412,906
Hotels, Restaurants & Leisure — 1.5%
Boyd Gaming Corp.(a)	28,670	413,421
Jack in the Box, Inc.	8,086	283,414
Marriott Vacations Worldwide Corp.	64,347	3,576,406
Papa John’s International, Inc.(a)	34,208	1,825,681
Texas Roadhouse, Inc.	4,587	189,443
Vail Resorts, Inc.	719	106,204
Wingstop, Inc.	10,578	843,067
		7,237,636
Household Durables — 1.6%
Helen of Troy Ltd.*	12,615	1,816,938
KB Home(a)	80,605	1,458,950
MDC Holdings, Inc.	22,014	510,725
Meritage Homes Corp.*	52,243	1,907,392
TopBuild Corp.*	31,573	2,261,890
		7,955,895
Insurance — 4.9%
AMERISAFE, Inc.	30,958	1,995,862
BRP Group, Inc. (Class A Stock)*	39,559	417,348

A2

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
CNO Financial Group, Inc.	37,501	$464,637
Enstar Group Ltd. (Bermuda)*	17,146	2,727,071
Kemper Corp.	33,953	2,525,085
Kinsale Capital Group, Inc.	30,412	3,178,966
Palomar Holdings, Inc.*	35,854	2,085,269
Primerica, Inc.	24,821	2,196,162
ProAssurance Corp.	25,520	638,000
RLI Corp.(a)	40,020	3,518,959
Selective Insurance Group, Inc.	87,439	4,345,718
		24,093,077
IT Services — 2.5%
CACI International, Inc. (Class A Stock)*	7,884	1,664,707
KBR, Inc.	237,617	4,913,919
LiveRamp Holdings, Inc.*	58,227	1,916,833
Perspecta, Inc.	202,355	3,690,955
		12,186,414
Leisure Products — 0.4%
Callaway Golf Co.(a)	179,768	1,837,229
Life Sciences Tools & Services — 1.3%
Luminex Corp.	72,739	2,002,504
PRA Health Sciences, Inc.*	14,642	1,215,872
Syneos Health, Inc.*(a)	84,204	3,319,322
		6,537,698
Machinery — 4.3%
Altra Industrial Motion Corp.	4,089	71,517
CIRCOR International, Inc.*	29,370	341,573
Columbus McKinnon Corp.	64,175	1,604,375
Enerpac Tool Group Corp.	91,939	1,521,590
Federal Signal Corp.	100,521	2,742,213
Kennametal, Inc.	190,961	3,555,694
Navistar International Corp.*	35,123	579,178
Rexnord Corp.	236,139	5,353,271
SPX FLOW, Inc.*	4,346	123,513
TriMas Corp.*(a)	109,923	2,539,221
Watts Water Technologies, Inc. (Class A Stock)	30,813	2,608,321
		21,040,466
Media — 1.3%
Gray Television, Inc.*(a)	8,778	94,276
Liberty Latin America Ltd. (Chile) (Class C Stock)*	169,480	1,738,865
Nexstar Media Group, Inc. (Class A Stock)	37,586	2,169,840
TEGNA, Inc.	200,103	2,173,118
		6,176,099
Metals & Mining — 1.2%
Coeur Mining, Inc.*	119,809	384,587
Commercial Metals Co.	163,178	2,576,581
Constellium SE*	123,880	645,415
Kaiser Aluminum Corp.	6,880	476,646
Sandstorm Gold Ltd. (Canada)*(a)	209,261	1,048,398
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Warrior Met Coal, Inc.	69,967	$743,049
		5,874,676
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Blackstone Mortgage Trust, Inc. (Class A Stock)	40,305	750,479
KKR Real Estate Finance Trust, Inc.	30,013	450,495
PennyMac Mortgage Investment Trust	237,476	2,521,995
		3,722,969
Oil, Gas & Consumable Fuels — 2.0%
Brigham Minerals, Inc. (Class A Stock)	114,459	946,576
Delek US Holdings, Inc.(a)	32,784	516,676
Euronav NV (Belgium)	189,284	2,135,124
Falcon Minerals Corp.(a)	197,950	425,593
Golar LNG Ltd. (Bermuda)(a)	193,591	1,525,497
Noble Energy, Inc.	187,587	1,133,025
Rattler Midstream LP	116,444	405,225
Viper Energy Partners LP	271,865	1,802,465
WPX Energy, Inc.*	315,965	963,693
		9,853,874
Personal Products — 0.6%
BellRing Brands, Inc. (Class A Stock)*	62,528	1,066,103
Edgewell Personal Care Co.*	81,426	1,960,738
		3,026,841
Pharmaceuticals — 0.6%
Prestige Consumer Healthcare, Inc.*	75,292	2,761,711
Professional Services — 1.2%
ASGN, Inc.*	59,608	2,105,355
FTI Consulting, Inc.*	13,855	1,659,413
ICF International, Inc.	29,164	2,003,567
		5,768,335
Real Estate Management & Development — 0.3%
Kennedy-Wilson Holdings, Inc.	126,841	1,702,206
Road & Rail — 1.6%
Marten Transport Ltd.	94,632	1,941,848
Saia, Inc.*	43,755	3,217,743
Werner Enterprises, Inc.(a)	67,549	2,449,327
		7,608,918
Semiconductors & Semiconductor Equipment — 3.5%
Cohu, Inc.	48,097	595,441
Entegris, Inc.(a)	28,048	1,255,709
FormFactor, Inc.*	57,692	1,159,032
Lattice Semiconductor Corp.*	103,838	1,850,393
MACOM Technology Solutions Holdings, Inc.*(a)	131,044	2,480,663
MKS Instruments, Inc.	20,249	1,649,281
Onto Innovation, Inc.*	103,109	3,059,244
Semtech Corp.*	62,428	2,341,050
Synaptics, Inc.*	48,966	2,833,663
		17,224,476

A3

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Software — 0.8%
Avaya Holdings Corp.*	11,834	$95,737
Bottomline Technologies DE, Inc.*	51,806	1,898,690
Verint Systems, Inc.*(a)	49,979	2,149,097
		4,143,524
Specialty Retail — 1.9%
Burlington Stores, Inc.*	9,686	1,534,844
Five Below, Inc.*	26,547	1,868,378
Lithia Motors, Inc. (Class A Stock)	20,778	1,699,433
Murphy USA, Inc.*	20,883	1,761,690
Rent-A-Center, Inc.	64,295	909,131
RH*(a)	5,249	527,367
Shoe Carnival, Inc.(a)	11,137	231,315
Sonic Automotive, Inc. (Class A Stock)	18,530	246,078
Zumiez, Inc.*	31,352	543,017
		9,321,253
Textiles, Apparel & Luxury Goods — 0.6%
Columbia Sportswear Co.	1,351	94,259
Crocs, Inc.*	19,147	325,307
Deckers Outdoor Corp.*	19,273	2,582,582
G-III Apparel Group Ltd.*	9,138	70,363
		3,072,511
Thrifts & Mortgage Finance — 2.1%
MGIC Investment Corp.	335,419	2,129,910
NMI Holdings, Inc. (Class A Stock)*	83,272	966,788
OceanFirst Financial Corp.	149,570	2,379,659
Provident Financial Services, Inc.	116,084	1,492,840
Washington Federal, Inc.	136,958	3,555,430
		10,524,627
Trading Companies & Distributors — 0.9%
Beacon Roofing Supply, Inc.*	76,487	1,265,095
Foundation Building Materials, Inc.*	8,693	89,451
Herc Holdings, Inc.*	57,173	1,169,759
Kaman Corp.	52,644	2,025,215
		4,549,520
Water Utilities — 0.4%
SJW Group	36,730	2,121,892

Total Common Stocks (cost $568,766,404)		456,021,706
	Shares	Value

Exchange-Traded Fund — 2.9%
iShares Russell 2000 Value ETF(a)	175,651	$14,408,652
(cost $13,826,751)

Total Long-Term Investments (cost $582,593,155)		470,430,358
Short-Term Investments — 11.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	17,237,310	17,237,310
PGIM Institutional Money Market Fund (cost $39,921,249; includes $39,850,452 of cash collateral for securities on loan)(b)(w)	39,952,103	39,888,179

Total Short-Term Investments (cost $57,158,559)		57,125,489

TOTAL INVESTMENTS—107.5% (cost $639,751,714)		527,555,847

Liabilities in excess of other assets — (7.5)%		(36,688,125)

Net Assets — 100.0%		$490,867,722

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $38,691,285; cash collateral of $39,850,452 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4